CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (56,366)	$ 17,889	$ 7,622
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36,344	35,407	29,460
Share-based compensation expense	1,502	1,846	2,858
Accrued severance pay, net	(58)	121	(14)
Changes in deferred tax, net	(5,693)	(4,473)	(895)
Capital loss (gain) from sale of property, plant and equipment	67	(3)	340
Decrease (increase) in trade receivables	2,612	815	6,070
Decrease (increase) in other accounts receivable and prepaid expenses	3,645	(9,036)	9,318
Decrease (increase) in inventories	(40,884)	(54,189)	313
Increase (decrease) in trade payables	(21,032)	28,277	(17,938)
Increase (decrease) in warranty provision	(119)	112	(371)
Legal settlements and loss contingencies, net	568	3,283	6,319
Decrease (increase) in right of use assets	28,056	25,906	(12,154)
Changes in lease liabilities	(36,478)	(22,085)	16,126
Contingent consideration related to acquisition	120	(288)	0
Amortization of premium and accretion of discount on marketable securities, net	238	412	161
Changes in accrued interest related to marketable securities	74	42	(1)
Goodwill and long lived assets impairment charges	71,258	0	0
Increase (decrease) in accrued expenses and other liabilities including related party	(7,165)	(3,352)	404
Net cash (used in) provided by operating activities	(23,311)	20,684	47,618
Cash flows from investing activities:
Net cash paid for acquisitions	(2,245)	0	(28,962)
Purchase of property, plant and equipment	(17,801)	(31,477)	(19,824)
Proceeds from sale of property, plant and equipment	12	9	13
Repayment of assumed shareholders loan related to acquisition	0	(1,966)	0
Investment in marketable securities	0	(11,738)	(24,456)
Sales and maturity of marketable securities	12,401	10,395	5,271
Proceeds from (investment in) long-term deposits	348	(108)	(347)
Net cash used in investing activities	(7,285)	(34,885)	(68,305)
Cash flows from financing activities:
Dividend paid	(8,625)	(10,681)	(4,821)
Assuming (repayment) of short-term bank credit and loans, net	18,640	(11,761)	(18)
Contingent consideration related to acquisition	0	(1,492)	0
Repayment of a financing liability of land	(859)	(1,320)	(1,245)
Net cash used in financing activities	9,156	(25,254)	(6,084)
Effect of exchange rate differences on cash and cash equivalents	(794)	(478)	1,647
Increase (decrease) in cash and cash equivalents	(22,234)	(39,933)	(25,124)
Cash and cash equivalents at beginning of year	74,315	114,248	139,372
Cash and cash equivalents at end of year	52,081	74,315	114,248
Cash received (paid) during the year for:
Interest paid	(1,159)	(1,915)	0
Interest received	439	465	460
Tax paid	(4,968)	(7,377)	(3,676)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	(925)	(56)	(356)
Operating lease liabilities and right-of-use assets	$ 18,569	$ 57,343	$ 60,750